SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
Cost of Revenues:
Products	$373	$375	$310
Services	203	178	140
Research and Development expenses	1,085	870	881
Sales and Marketing expenses	744	446	576
General and Administration expenses	269	255	188
Total	$2,674	$2,124	$2,095

Status of the Company's Share Option Plans
	2 0 1 5		2 0 1 4		2 0 1 3
	Share Options	Weighted Average Exercise Price	Share Options	Weighted Average Exercise Price	Share Options	Weighted Average Exercise Price

Outstanding - beginning of year	1,534,642	8.90	1,707,702	7.48	1,844,347	5.75
Granted	625,959	11.67	392,879	10.77	383,537	8.87
Exercised	287,928	8.06	473,616	5.48	513,896	2.34
Cancelled	115,503	10.01	92,323	8.09	6,286	5.73
Outstanding - year end	1,757,170	9.95	1,534,642	8.9	1,707,702	7.48

Options exercisable at year-end	689,369	8.66	644,685	8.11	738,915	6.35

Information about Share Options Outstanding
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.93-1.25	17,806	3.34	1.23	17,806	1.23
4.20-6.70	62,319	3.59	5.91	62,319	5.91
7.40-7.91	164,677	3.58	7.82	107,221	7.82
8.38-8.89	437,380	4.11	8.66	293,066	8.60
9.04-9.58	54,417	4.15	9.07	26,329	9.08
10.08-10.93	357,930	5.26	10.28	123,878	10.47
11.39-12.46	662,641	6.02	11.84	58,750	11.66
	1,757,170			689,369